SCHEDULE OF LEASE LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Present Value Minimum Lease Payment [Member]
Lessee, Lease, Description [Line Items]
Within 1 year		$ 5,146	$ 7,918
After 1 year but within 2 years		4,311	3,304
After 1 year but within 2 years		3,987	10,100
After 5 year		10,350	39,828
Finance Lease Liability		23,794	61,150
Total Minimum Lease Payments [Member]
Lessee, Lease, Description [Line Items]
Within 1 year	$ 821	6,404	12,938
After 1 year but within 2 years	682	5,316	7,946
After 1 year but within 2 years	804	6,269	22,316
After 5 year	1,607	12,534	54,550
Finance Lease Liability	3,914	30,523	97,750
Less: total future interest expense	(863)	(6,729)	(36,600)
Total present value of lease liabilities	3,051	23,794	61,150
Less: Non-current portion	(2,391)	(18,648)	(53,232)
Lease liabilities - current	$ 660	$ 5,146	$ 7,918